CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2020
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

4.           CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of financial statements requires the use of accounting estimates. It also requires management to exercise judgment in the process of applying its accounting policies. Estimates and judgments are regularly evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. The following discusses the most significant accounting judgments and accounting estimates that the Company has made in the preparation of the financial statements that could result in a material effect in the next twelve months on the carrying amounts of assets and liabilities.

Key accounting policy judgment

Impairment of mineral properties, plant and equipment

The application of the Company’s accounting policy for impairment of mineral properties, plant and equipment requires judgment to determine whether indicators of impairment exist. The review of impairment indicators includes consideration of both external and internal sources of information, including factors such as market and economic conditions, metal prices and forecasts, capital expenditure requirements, future operating costs and production volumes. Management has assessed impairment indicators for the Company’s mineral properties, plant and equipment and has concluded that no impairment indicators exist as of December 31, 2020.

As at March 31, 2020, management assessed impairment indicators for the Company's mineral properties, plant and equipment and concluded that due to a decrease in the estimated total contained ounces in the updated mineral reserves of the Brucejack Mine, an indicator of impairment existed. Refer to note 8c for further details related to the impairment assessment.

Impairment of exploration and evaluation assets

The application of the Company’s accounting policy for impairment of exploration and evaluation assets requires judgment to determine whether indicators of impairment exist including factors such as the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date. Management assessed impairment indicators for the Company’s exploration and evaluation assets and has concluded that no impairment indicators exist as of December 31, 2020.

Sources of estimation uncertainty

Mineral reserves and mineral resources

The Company estimates its mineral reserves and mineral resources based on information compiled and reviewed by qualified persons as defined in accordance with NI 43-101 requirements. The estimation of mineral reserves and mineral resources requires judgment to interpret available geological data, select an appropriate mining method and establish an extraction schedule. It also requires assumptions about future commodity prices, exchange rates, production costs, capital costs and recovery rates. There are uncertainties inherent in estimating mineral reserves and mineral resources and assumptions that are valid at the time of estimation and may change significantly when new information becomes available. New geological data as well as changes in the above assumptions may change the economic status of mineral reserves and may, ultimately, result in the mineral reserves being revised.

The changes in the proven and probable mineral reserves announced on March 9, 2020 impacted the calculation of depreciation and depletion expense beginning in the first quarter of 2020.

Recoverable amount of the Brucejack Mine

At March 31, 2020, the Company identified an indicator of impairment for the Brucejack Mine CGU. For the impairment assessment completed at March 31, 2020, the recoverable amount of the Brucejack Mine CGU was determined based on the FVLCD method using the discounted cash flow model. The estimates used by management in arriving at the recoverable amount are subject to various risks and uncertainties and include the following estimates: mineral reserves, production profile, operating costs, capital costs, commodity prices, foreign exchange rates and discount rate. Changes in estimates could affect the expected recoverability of the Brucejack Mine. Refer to note 8c for further details related to the impairment assessment.